Consolidated statement of profit or (loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Administrative expenses	€ (144,541)	€ (75,133)	€ (31,392)
Research and development expenses	(48,239)	(17,947)	(11,149)
Impairment expense	(20,718)	(391)	(4,972)
Listing expense	(1,005,711)	0	0
Other income	1,548	2,362	2,583
Other expenses	0	(6,853)	(6,911)
Operating loss	(1,217,661)	(97,962)	(51,841)
Finance income	148,057	2,703	51
Finance cost	(27,620)	(5,758)	(3,235)
Net finance income/(expense)	120,437	(3,055)	(3,184)
Loss before tax	(1,097,224)	(101,017)	(55,025)
Tax (expense)/income	(6,351)	17,802	6,929
Loss for the year	(1,103,575)	(83,215)	(48,096)
Attributable to:
Owners of the Company	€ (1,103,575)	€ (83,215)	€ (48,096)
Earnings per share (presented in euro)
Basic earnings per share (in euros per share)	€ (1.92)	€ (0.15)	€ (0.09)
Diluted earnings per share (in euros per share)	€ (1.92)	€ (0.15)	€ (0.09)